Putnam RetirementReady 2025 Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2025 Fund	Class A		Class B		Class C		Class M	Class R	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam RetirementReady 2025 Fund		Class A		Class B		Class C		Class M		Class R		Class R6		Class Y
Management fees		none		none		none		none		none		none		none
Distribution and service (12b-1) fees		0.25%		1.00%		1.00%		0.75%		0.50%
Other expenses		0.40%	[1]	0.40%	[1]	0.40%	[1]	0.40%	[1]	0.25%	[2]	0.25%	[2]	0.40%	[1]
Acquired fund fees and expenses	[3]	0.61%		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%
Total annual fund operating expenses		1.26%		2.01%		2.01%		1.76%		1.51%		0.86%		1.01%
Expense reimbursement	[4]	(0.20%)		(0.20%)		(0.20%)		(0.20%)		(0.20%)		(0.20%)		(0.20%)
Total annual fund operating expenses after expense reimbursement		1.06%		1.81%		1.81%		1.56%		1.31%		0.66%		0.81%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[2]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.
[3]	Restated to reflect investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.
[4]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam RetirementReady 2025 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	677	933	1,209	1,045
Class B	684	911	1,264	2,128
Class C	284	611	1,064	2,322
Class M	503	866	1,253	2,335
Class R	133	458	805	1,784
Class R6	67	254	457	1,042
Class Y	83	302	538	1,218

Expense Example, No Redemption - Putnam RetirementReady 2025 Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	184	611	1,064	2,128
Class C	184	611	1,064	2,322